Income Taxes, Net Deferred Tax Asset (Liability) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Deferred tax assets
Allowance for loan losses	$ 4,363	$ 4,592
Deferred compensation and employee benefits	4,589	4,608
Accrued expenses	1,460	1,213
PCI loans	1,816	1,935
Net operating loss and tax credit carry forwards	528	631
Other	1,448	1,700
Total deferred tax assets	14,204	14,679
Deferred tax assets valuation allowance	(358)	(426)
Deferred tax liabilities
Mortgage servicing rights	(5,399)	(5,860)
Leasing	(3,866)	(4,057)
Mark to market, net	(5,471)	(7,635)
Intangible assets	(1,233)	(1,494)
Net unrealized gains on investment securities	(1,008)	(2,737)
Insurance reserves	(2,071)	(2,087)
Other	(2,063)	(1,635)
Total deferred tax liabilities	(21,111)	(25,505)
Net deferred tax liability	(7,265)	(11,252)
Other comprehensive income, tax effect	1,774	(1,300)	$ 2,524
Net operating loss related to deferred tax assets	$ 528
Expiration date of tax credit carryforwards	Dec. 31, 2035
Undistributed foreign earnings	$ 2,000
Income tax liability related to undistributed foreign earnings	557
Deferred tax assets valuation allowance	$ 358	$ 426